UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       HighVista Strategies LLC
Address    John Hancock Tower, 50th Floor
           200 Clarendon Street
           Boston, MA 02116

Form 13F File Number:    028-14212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Brian Chu
Title   Chief Operating Officer
Phone   617-406-6500

Signature, Place, and Date of Signing:

/s/ Brian Chu       Boston, Massachusetts       April 26, 2011
-------------       ---------------------       --------------
[Signature]         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      45
Form 13F Information Table Value Total:      689,310   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
APPLE INC                      COM              037833100     7492     21497 SH       SOLE                   21497 0        0
ALCON INC                      COM SHS          H01301102     7490     45256 SH       SOLE                   45256 0        0
AMAZON COM INC                 COM              023135106     7494     41601 SH       SOLE                   41601 0        0
AIR PRODS & CHEMS INC          COM              009158106     7505     83220 SH       SOLE                   83220 0        0
AIRGAS INC                     COM              009363102     7482    112651 SH       SOLE                  112651 0        0
BAXTER INTL INC                COM              071813109     7542    140272 SH       SOLE                  140272 0        0
BECKMAN COULTER INC            COM              075811109     7501     90300 SH       SOLE                   90300 0        0
BAIDU INC                      SPON ADR REP A   056752108     7543     54732 SH       SOLE                   54732 0        0
BUCYRUS INTL INC NEW           COM              118759109     7508     82100 SH       SOLE                   82100 0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     7361    144185 SH       SOLE                  144185 0        0
COMERICA INC                   *W EXP 11/14/201 200340115     1901    150000 SH       SOLE                  150000 0        0
CISCO SYS INC                  COM              17275R102     7430    433223 SH       SOLE                  433223 0        0
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100     7633    183984 SH       SOLE                  183984 0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     7485     91953 SH       SOLE                   91953 0        0
ISHARES TR                     MSCI EMERG MKT   464287234    24720    507911 SH       SOLE                  507911 0        0
ISHARES TR                     MSCI EAFE INDEX  464287465   162919   2711706 SH       SOLE                 2711706 0        0
LAUDER ESTEE COS INC           CL A             518439104     7615     79024 SH       SOLE                   79024 0        0
FISERV INC                     COM              337738108     7595    121100 SH       SOLE                  121100 0        0
GOOGLE INC                     CL A             38259P508     7525     12824 SH       SOLE                   12824 0        0
GOODRICH CORP                  COM              382388106     7566     88463 SH       SOLE                   88463 0        0
HARTFORD FINL SVCS GROUP INC   *W EXP 06/26/201 416515120     4402    240000 SH       SOLE                  240000 0        0
HEWLETT PACKARD CO             COM              428236103     7433    181429 SH       SOLE                  181429 0        0
INTUIT                         COM              461202103     7620    143473 SH       SOLE                  143473 0        0
KOHLS CORP                     COM              500255104     7546    142278 SH       SOLE                  142278 0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     7584     82318 SH       SOLE                   82318 0        0
LINCOLN NATL CORP IND          *W EXP 07/10/201 534187117     4961    230000 SH       SOLE                  230000 0        0
MASTERCARD INC                 CL A             57636Q104     7520     29874 SH       SOLE                   29874 0        0
MEDTRONIC INC                  COM              585055106     7567    192300 SH       SOLE                  192300 0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     7596    135254 SH       SOLE                  135254 0        0
MICROSOFT CORP                 COM              594918104     7445    293216 SH       SOLE                  293216 0        0
NII HLDGS INC                  CL B NEW         62913F201     7530    180709 SH       SOLE                  180709 0        0
ORACLE CORP                    COM              68389X105     7557    226052 SH       SOLE                  226052 0        0
PRICELINE COM INC              COM NEW          741503403     7527     14862 SH       SOLE                   14862 0        0
PFIZER INC                     COM              717081103     7481    368359 SH       SOLE                  368359 0        0
PROCTER & GAMBLE CO            COM              742718109     7460    121100 SH       SOLE                  121100 0        0
PNC FINL SVCS GROUP INC        *W EXP 12/31/201 693475121     1481     99000 SH       SOLE                   99000 0        0
QUALCOMM INC                   COM              747525103     7574    138133 SH       SOLE                  138133 0        0
QEP RES INC                    COM              74733V100     7569    186700 SH       SOLE                  186700 0        0
STAPLES INC                    COM              855030102     7460    384129 SH       SOLE                  384129 0        0
UNITEDHEALTH GROUP INC         COM              91324P102     7372    163092 SH       SOLE                  163092 0        0
URBAN OUTFITTERS INC           COM              917047102     7404    248214 SH       SOLE                  248214 0        0
VIACOM INC NEW                 CL B             92553P201     7409    159265 SH       SOLE                  159265 0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858   209902   4288098 SH       SOLE                 4288098 0        0
WELLPOINT INC                  COM              94973V107     7545    108117 SH       SOLE                  108117 0        0
WINTRUST FINANCIAL CORP        *W EXP 12/18/201 97650W157     1058     55000 SH       SOLE                   55000 0        0